RECEIVABLES	3 Months Ended
Mar. 31, 2023
Schedule Of Amounts Receivable
RECEIVABLES

5. RECEIVABLES

	March 31, 2023	December 31, 2022
Trade accounts receivable	$1,469,494	$1,343,795
Sales tax receivable	16,500	745,170
	$1,485,994	$2,088,965

During the three months ended March 31, 2023, the Company recorded a provision for doubtful accounts of $198,513.